EQUITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
	Jun. 30, 2019	Aug. 31, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	May 31, 2020	Jun. 05, 2019	May 31, 2019	Aug. 31, 2019	Jun. 17, 2019	Jun. 01, 2019	Aug. 31, 2018	Jun. 06, 2018
Stockholders Equity [Line Items]
Common stock, shares authorized		1,000,000,000	1,000,000,000				1,000,000,000			1,000,000,000			1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued for services									305,584
Common stock, shares issued for services value		$ 42,623						$ 118,799
Common stock, shares issued		4,822,016	4,822,016	177,100,000			4,822,016		177,100,000	4,822,016			147,325,000
Common stock, shares outstanding		4,822,016	4,822,016	177,100,000			4,822,016		177,100,000	4,822,016			147,325,000
Shareholders		512	512							512			32
Reverse stock split	50:1
Warrants issued							$ 46,800
Warrants issued, conversion to common stock							46,800
Chief Executive Officer [Member]
Stockholders Equity [Line Items]
Number of shares returned and cancelled										20,200,000
Chief Operational Officer [Member]
Stockholders Equity [Line Items]
Number of shares returned and cancelled										10,200,000
Consultant [Member]
Stockholders Equity [Line Items]
Number of shares returned and cancelled										200,000
Two Consultants [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services						1,975,000
Common stock, shares issued for services value						$ 59,250
Nine Third-Party Consultants [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services				3,300,000
Common stock, shares issued for services value				$ 99,000
Officers [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services										20,100,000
ChiefOperationalOfficerMember
Stockholders Equity [Line Items]
Common stock, shares issued for services										10,000,000
ChiefMarketingOfficerMember
Stockholders Equity [Line Items]
Common stock, shares issued for services										10,000,000
Chief Financial Officer [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services										100,000
Five Unrelated Parties [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services					18,000,000					620,000
Common stock, shares issued for services value					$ 360,000					$ 1,240,000
Common stock, shares issued, price per share		$ 2.00	$ 2.00							$ 2.00
Three Unrelated Parties [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services				13,000,000
Common stock, shares issued for services value				$ 260,000
Common stock, shares issued, price per share				$ 0.02					$ 0.02
Kangdi Liu [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services				3,000,000						60,000
Bonus Media Investment [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services				10,000,000
Zesty Features Limited [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services			3,000,000
Common stock, shares issued for services value			$ 60,000
Common stock, shares issued, price per share												$ 0.02
Chiyuan Deng [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services			600,000	14,000,000						20,000,000
Common stock, shares issued for services value										$ 1,480,000
Common stock, shares issued, price per share		$ 2.00	$ 2.00	$ 0.02					$ 0.02	$ 2.00
All In One Media [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services										100,000
Anyone Pictures Limited [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services										130,000
StarEastNet [Member]
Stockholders Equity [Line Items]
Common stock, shares issued for services										165,000
Baoyu Chen
Stockholders Equity [Line Items]
Common stock, shares issued for services										165,000
Icrowdu Inc [Member]
Stockholders Equity [Line Items]
Number of shares returned for acquisition										2,000,000
Number of shares returned as consideration										8,000,000
Number of shares returned and cancelled										40,600,000
Reverse Split Effective Date
Stockholders Equity [Line Items]
Common stock, par value (in dollars per share)											$ 0.001
Common stock, shares issued											3,602,016
Common stock, shares outstanding											3,602,016